Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 — Related Party Transactions

Related Party Note Payable

On December 28, 2024, the Company issued the Grafiti Note to Grafiti LLC, for an aggregate principal sum of $2,500,000. On March 31, 2025, the Company entered into an amendment to the Grafiti Note to increase the aggregate principal of the Grafiti Note to $3,000,000 and extend its due date to December 31, 2025. The Company and Grafiti LLC executed an additional amendment to the Grafiti Note with an effective date of December 31, 2025, to extend the due date of the Grafiti Note to June 30, 2026. The Grafiti Note has an interest rate of 10% and is for funding of liabilities and working capital needs. On July 29, 2026, the Company entered into the Amendment with Grafiti LLC, which extended the maturity date of the Grafiti Note to July 31, 2027, with retroactive effect as of June 30, 2026, and adds repayment provisions (see Note 7).

During the year ended December 31, 2025, the Company received $1,007,000 under the promissory notes and repaid $104,883 of the principal under the notes, leaving a principal balance of $2,792,117 as of December 31, 2025, with the amount available under the note of $207,883 as of that date. On December 31, 2025, the Company paid the accrued interest payable balance of $326,572 and therefore there was no interest payable as of December 31, 2025.

During the six months ended June 30, 2026, the Company received $336,408 under the Grafiti Note and repaid $128,568 of the principal under the Grafiti Note, leaving a principal balance of $2,999,957 as of June 30, 2026, with the amount available under the Grafiti Note of $43 as of that date. Accrued interest on the Grafiti Note for the period from January 1, 2026 to March 31, 2026, amounting to $71,433, was paid on March 31, 2026. On June 30, 2026, the Company owed $72,387 of accrued interest payable under the Grafiti Note.

Related Party Advances

During the six months ended June 30, 2026, Grafiti LLC advanced $19,000 to the Company and during the year ended December 31, 2025, Grafiti LLC advanced $20,600 to the Company for working capital needs. These advances were not under a formal agreement or note. The balance owed to Grafiti LLC as of June 30, 2026 was $19,000. As of December 31, 2025, the Company had repaid all advances owed of $100,395 and accordingly the balance owed to Grafiti LLC as of December 31, 2025, was $0.

Share Transfer

On June 30, 2026, as a result of the Share Transfer, Grafiti LLC transferred and assigned all of the shares of common stock of the Company held by Grafiti LLC to its parent company, Grafiti Group. The Share Transfer did not involve any issuance, transfer or value of shares of common stock by the Company and therefore had no impact on the financial statements of the Company.

In connection with the Share Transfer, on June 30, 2026, the Company entered into an Exchange Agreement with its Parent (the “Exchange Agreement”), pursuant to which we issued 18,000.018 shares of Series A Preferred Stock to the Parent in exchange for 2,500,000 shares of our common stock held by the Parent at the time of such exchange (see Note 7). As of June 30, 2026, after the Share Transfer and entry into the Exchange Agreement, Grafiti Group is our majority owner and beneficially owns approximately 58% of our common stock. Grafiti Group is controlled by Nadir Ali, our former Chief Executive Officer and director, and general manager of Grafiti Group.

Note 13 — Related Party Transactions

Related Party Advance

During the years ended December 31, 2025 and 2024, the Company’s Parent advanced $20,600 and $79,795, respectively, to the Company for working capital needs. This advance was not under a formal agreement or note. The Company repaid all advances owed during the year ended December 31, 2025 of $100,395 and accordingly the balance owed to Parent as of December 31, 2025 was $0. The balance owed to Parent as of December 31, 2024 was $79,795.

Related Party Note Payable

On December 28, 2024 the Company entered into a non-secured promissory note with its Parent, Grafiti LLC, for an aggregate principal sum of $2,500,000. On March 31, 2025, the Company entered into an Amendment Agreement with Grafiti LLC to increase the aggregate principal of the promissory note to $3,000,000 and extend the due date to December 31, 2025. The Company and Grafiti LLC executed an additional amendment with an effective date of December 31, 2025 to extend the due date of the promissory note to June 30, 2026. The promissory note has an interest rate of 10% and is for funding of liabilities and working capital needs.

During the year ended December 31, 2025, the Company received $1,007,000 under the promissory notes and repaid $104,883 of the principal under the notes, leaving a principal balance of $2,792,117 as of December 31, 2025, with the amount available under the note of $207,883 as of that date. On December 31, 2025, the Company paid the accrued interest payable balance of $326,572 and therefore there was no interest payable as of December 31, 2025.